Intangible Assets (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	December 31, 2024	December 31, 2023
Purchased software	$100,000	$100,000
Discord server	249,500	—
Right of literary work entitled	160,000	—
Less: Impairment	—	—
	$509,500	$100,000